Financial Data for Continuing Operations for Corporations Reportable Business Segments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Total revenues	$ 3,539,570	$ 2,957,951	$ 2,155,551
Net Sales	3,268,116	2,679,095	1,943,218
Gross profit (loss), Total	721,767	522,360	363,957
Selling, general and administrative expenses	218,234	169,245	150,091
Earnings (Loss) from Operations	479,416	314,873	217,988
Assets employed, Total	6,961,732	7,219,754	3,185,005
Depreciation, depletion and amortization	263,587	222,746	173,761
Total property additions	364,116	1,846,421	220,281
Property additions through acquisitions, Total	40,350	1,602,860	54,707
Aggregates Business
Segment Reporting Information [Line Items]
Total revenues	2,905,744	2,479,490	1,910,734
Net Sales	2,673,004	2,233,433	1,717,577
Gross profit (loss), Total	545,729	383,214	281,745
Selling, general and administrative expenses	137,712	120,152	114,693
Earnings (Loss) from Operations	428,954	320,097	177,570
Assets employed, Total	4,509,579	4,339,277	2,884,900
Depreciation, depletion and amortization	187,284	169,532	154,941
Total property additions	325,040	853,421	209,104
Property additions through acquisitions, Total	40,350	632,560	54,707
Operating Segments | Mid-America Group | Aggregates Business
Segment Reporting Information [Line Items]
Total revenues	926,251	848,855	789,806
Net Sales	851,854	770,568	720,007
Gross profit (loss), Total	256,586	216,883	192,747
Selling, general and administrative expenses	52,606	52,217	53,683
Earnings (Loss) from Operations	206,820	172,208	144,269
Assets employed, Total	1,304,574	1,290,833	1,242,395
Depreciation, depletion and amortization	61,693	63,294	66,381
Total property additions	77,640	76,753	82,667
Property additions through acquisitions, Total	4,385		244
Operating Segments | Southeast Group | Aggregates Business
Segment Reporting Information [Line Items]
Total revenues	304,472	274,352	245,340
Net Sales	285,302	254,986	226,437
Gross profit (loss), Total	34,197	10,653	(3,515)
Selling, general and administrative expenses	18,467	17,788	18,081
Earnings (Loss) from Operations	16,435	(5,293)	(19,849)
Assets employed, Total	583,369	604,044	611,906
Depreciation, depletion and amortization	31,644	31,955	32,556
Total property additions	12,155	23,326	72,907
Property additions through acquisitions, Total			54,463
Operating Segments | West Group | Aggregates Business
Segment Reporting Information [Line Items]
Total revenues	1,675,021	1,356,283	875,588
Net Sales	1,535,848	1,207,879	771,133
Gross profit (loss), Total	254,946	155,678	92,513
Selling, general and administrative expenses	66,639	50,147	42,929
Earnings (Loss) from Operations	205,699	153,182	53,150
Assets employed, Total	2,621,636	2,444,400	1,030,599
Depreciation, depletion and amortization	93,947	74,283	56,004
Total property additions	235,245	753,342	53,530
Property additions through acquisitions, Total	35,965	632,560
Operating Segments | Cement
Segment Reporting Information [Line Items]
Total revenues	387,947	221,759
Net Sales	367,604	209,556
Gross profit (loss), Total	103,473	52,469
Selling, general and administrative expenses	26,626	12,741
Earnings (Loss) from Operations	47,821	40,751
Assets employed, Total	1,939,796	2,451,799
Depreciation, depletion and amortization	53,672	30,620
Total property additions	9,599	975,063
Property additions through acquisitions, Total		970,300
Operating Segments | Magnesia Specialties
Segment Reporting Information [Line Items]
Total revenues	245,879	256,702	244,817
Net Sales	227,508	236,106	225,641
Gross profit (loss), Total	78,732	84,594	83,703
Selling, general and administrative expenses	9,499	9,776	10,165
Earnings (Loss) from Operations	68,886	74,805	73,506
Assets employed, Total	147,795	150,359	154,024
Depreciation, depletion and amortization	13,769	10,394	10,564
Total property additions	8,916	2,588	4,700
Corporate
Segment Reporting Information [Line Items]
Gross profit (loss), Total	(6,167)	2,083	(1,491)
Selling, general and administrative expenses	44,397	26,576	25,233
Earnings (Loss) from Operations	(66,245)	(120,780)	(33,088)
Assets employed, Total	364,562	278,319	146,081
Depreciation, depletion and amortization	8,862	12,200	8,256
Total property additions	$ 20,561	$ 15,349	$ 6,477